Related Party Transactions Founders Shares - Additional Information (Detail) - USD ($)					5 Months Ended	12 Months Ended
	Nov. 16, 2020	Oct. 05, 2020	Sep. 14, 2020	Jul. 29, 2020	Dec. 31, 2020	Dec. 31, 2021	Aug. 04, 2020
Related Party Transaction [Line Items]
Payments of stock issuance costs					$ 700,626
Administrative Services Agreement [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Administrative monthly fees		$ 10,000
Administrative Services Agreement [Member] | Accounts Payable and Accrued Liabilities [Member]
Related Party Transaction [Line Items]
Due to related party current for administrative expenses					30,000	$ 110,000
Administrative Services Agreement [Member] | General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Related party transaction expenses					30,000	140,000
Working Capital Loans [Member]
Related Party Transaction [Line Items]
Working capital loans outstanding					$ 0	0
Convertible debt						$ 1,500,000
Warrant issue price						$ 1.00
Common Class B [Member]
Related Party Transaction [Line Items]
Common stock, shares, issued					10,000,000	10,000,000
Common stock shares outstanding					10,000,000	10,000,000
Founder Shares [Member]
Related Party Transaction [Line Items]
Payments of stock issuance costs				$ 25,000
Stock repurchased and retired during period, shares			2,875,000
Stock issued during period subject to forfeiture			1,500,000
Percent of stock convertible			20.00%
Stock price threshold limit						$ 12.00
Founder Shares [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Proceeds from issuance of common stock				$ 11,500,000
Common stock, shares, issued	10,000,000						14,375,000
Common stock shares outstanding	10,000,000		11,500,000				14,375,000
Share based compensation by share based payment arrangement shares forefieted	1,500,000